BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.8%

	ASSET MANAGEMENT — 0.6%
120,000	Charles Schwab Corporation (The) - Series J	1.113	06/01/26	$ 2,568,000

	BANKING — 1.2%
117,000	Huntington Bancshares Inc - Series H	1.125		2,270,970
122,135	US Bancorp, B - Series M	1.000	04/15/26	2,302,245
				4,573,215
	TOTAL PREFERRED STOCKS (Cost $9,080,956)			7,141,215

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.0%
	AUTO LOAN — 16.5%
1,432,918	AmeriCredit Automobile Receivables Trust 2020-2 Series 2 C	1.4800	02/18/26	1,415,120
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2 Series 2020-2 D	2.1300	03/18/26	1,982,790
2,000,000	CarMax Auto Owner Trust 2020-2 Series 2020-2 D	5.7500	05/17/27	1,999,481
4,720,000	CarMax Auto Owner Trust 2023-1 Series 1 D	6.2700	11/15/29	4,783,075
1,052,439	Exeter Automobile Receivables Trust 2021-3 Series 3A C	0.9600	10/15/26	1,035,133
2,645,000	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D	1.5500	06/15/27	2,496,374
7,597,000	Exeter Automobile Receivables Trust 2021-4 Series 4A E(a)	4.0200	01/17/28	7,135,209
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)	5.0200	10/15/29	3,765,540
2,000,000	First Investors Auto Owner Trust Series 2021-1A E(a)	3.3500	04/15/27	1,925,802
987,215	First Investors Auto Owner Trust 2021-1 Series 1A C(a)	1.1700	03/15/27	969,901
1,250,000	First Investors Auto Owner Trust 2021-1 Series 1A D(a)	1.6200	03/15/27	1,206,217
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)	1.6600	12/15/27	2,073,973
4,720,000	First Investors Auto Owner Trust 2022-1 Series 1A D(a)	3.7900	06/15/28	4,517,307
2,000,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)	5.4100	06/15/29	1,871,280
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)	8.7100	10/16/28	2,100,625
2,000,000	First Investors Auto Owner Trust 2023-1 Series 1A D(a)	7.7400	01/15/31	2,096,550
502,272	Flagship Credit Auto Trust 2019-3 Series 3 D(a)	2.8600	12/15/25	498,035
607,864	Santander Drive Auto Receivables Trust 2020-3 Series 2020-3 D	1.6400	11/16/26	600,217
3,990,000	Santander Drive Auto Receivables Trust 2021-3 Series 2021-3 D	1.3300	09/15/27	3,845,015
3,000,000	Westlake Automobile Receivables Trust 2020-3 Series 2020-3A F(a)	5.1100	05/17/27	2,969,482
3,675,000	Westlake Automobile Receivables Trust 2021-1 Series 2021-1A E(a)	2.3300	08/17/26	3,551,105

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.0% (Continued)
	AUTO LOAN — 16.5% (Continued)
2,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A E(a)		2.3800	03/15/27	$ 1,908,485
3,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A F(a)		3.6600	12/15/27	2,877,058
1,305,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A C(a)		1.5800	01/15/27	1,278,267
3,660,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)		3.4200	04/15/27	3,526,228
3,250,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	3,311,644
					65,739,913
	CLO — 29.4%
3,000,000	AGL CLO 25 Ltd. Series 25A D(a),(b)	TSFR3M + 5.300%	10.6180	07/21/36	3,049,641
517,912	Allegro CLO II-S Ltd. Series 2014-1RA A1(a),(b)	TSFR3M + 1.342%	6.6590	10/21/28	518,132
700,000	Allegro CLO II-S Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 2.412%	7.7290	10/21/28	702,073
5,050,000	ALM 2020 Ltd. Series 2020-1A A2(a),(b)	TSFR3M + 2.112%	7.4260	10/15/29	5,075,432
3,130,140	ALM 2020 Ltd. Series 1A D(a),(b)	TSFR3M + 6.262%	11.5760	10/15/29	3,132,150
289,000	Apidos Clo XL Ltd. Series 40A A1(a),(b)	TSFR3M + 1.800%	7.1140	07/15/35	289,334
5,000,000	Apidos CLO XXIX Series 29A B(a),(b)	TSFR3M + 2.162%	7.4860	07/25/30	4,982,235
2,650,000	Apidos CLO XXVII Series 27A CR(a),(b)	TSFR3M + 3.412%	8.7280	07/17/30	2,649,915
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	11.3290	04/20/34	3,432,706
842,460	Ares XL CLO Ltd. Series 2016-40A A1RR(a),(b)	TSFR3M + 1.132%	6.4460	01/15/29	842,905
3,675,000	Ares XL CLO Ltd. Series 2016-40A BRR(a),(b)	TSFR3M + 2.062%	7.3760	01/15/29	3,681,497
7,000,000	Ares XLIX CLO Ltd. Series 49A B(a),(b)	TSFR3M + 1.912%	7.2290	07/22/30	7,015,008
2,250,000	CARLYLE US CLO 2019-2 LTD Series 2019-2A A2R(a),(b)	TSFR3M + 1.912%	7.2260	07/15/32	2,257,673
846,881	CIFC Funding 2014-II-R Ltd. Series 2014-2RA A1(a),(b)	TSFR3M + 1.312%	6.6300	04/24/30	847,223
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	7.1300	10/24/30	2,201,089
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	8.7300	10/24/30	3,006,072
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	7.2690	11/15/28	992,998
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	8.1690	11/15/28	3,447,773
118,276	Dryden Senior Loan Fund Series 2017-47A A1R(a),(b)	TSFR3M + 1.242%	6.5560	04/15/28	118,348
349,179	Elevation CLO 2014-2 Ltd. Series 2014-2A A1R(a),(b)	TSFR3M + 1.492%	6.8080	10/15/29	349,300
1,700,000	Elmwood CLO 20 Ltd. Series 7A BR(a),(b)	TSFR3M + 2.050%	7.3730	01/17/37	1,699,388
5,500,000	Elmwood CLO 21 Ltd. Series 8A AR(a),(b)	TSFR3M + 1.650%	6.9680	10/20/36	5,527,291
2,750,000	Goldentree Loan Management US CLO 1 Ltd. Series 2017-1A DR2(a),(b)	TSFR3M + 3.412%	8.7290	04/20/34	2,744,363
4,500,000	Goldentree Loan Management US Clo 17 Ltd. Series 17A B(a),(b)	TSFR3M + 2.450%	7.7680	07/20/36	4,545,414
4,507,514	Halseypoint CLO II Ltd. Series 2A A1(a),(b)	TSFR3M + 1.362%	6.6790	07/20/31	4,510,647
2,200,000	HPS Loan Management 8-2016 Ltd. Series 2016 CR(a),(b)	TSFR3M + 2.212%	7.5290	07/20/30	2,196,117

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.0% (Continued)
	CLO — 29.4% (Continued)
5,000,000	ICG US CLO 2014-3 Ltd. Series 3A A2RR(a),(b)	TSFR3M + 1.762%	7.0860	04/25/31	$ 4,990,195
408,930	LCM XXII Ltd. Series 22A A1R(a),(b)	TSFR3M + 1.422%	6.7390	10/20/28	409,696
2,000,000	Madison Park Funding XXIV Ltd. Series 2016-24A BR(a),(b)	TSFR3M + 2.012%	7.3290	10/20/29	2,005,002
950,000	Magnetite XVIII Ltd. Series 2016-18A BR(a),(b)	TSFR3M + 1.762%	7.0690	11/15/28	949,893
2,000,000	Neuberger Berman CLO XV Series 2013-15A CR2(a),(b)	TSFR3M + 2.112%	7.4260	10/15/29	1,992,972
9,000,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A CR2(a),(b)	TSFR3M + 2.262%	7.5790	04/22/29	9,005,579
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A DR(a),(b)	TSFR3M + 2.962%	8.2710	01/19/32	1,971,426
3,165,000	OCP CLO 2014-7 Ltd. Series 2014-7A CRR(a),(b)	TSFR3M + 3.362%	8.6790	07/20/29	3,151,273
1,750,000	OCP CLO 2014-7 Ltd. Series 7A DRR(a),(b)	TSFR3M + 6.092%	11.4090	07/20/29	1,668,646
5,075,000	OHA Credit Partners XIV Ltd. Series 14A D(a),(b)	TSFR3M + 2.962%	8.2790	01/21/30	5,074,919
160,333	Race Point VIII CLO Ltd. Series 2013-8A AR2(a),(b)	TSFR3M + 1.302%	6.6210	02/20/30	160,341
2,750,000	Regatta IX Funding Ltd. Series 1A D(a),(b)	TSFR3M + 4.162%	9.4780	04/17/30	2,751,603
2,000,000	Regatta IX Funding Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.262%	11.5780	04/17/30	2,004,806
2,250,000	Regatta XIII Funding Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.362%	8.6760	07/15/31	2,235,524
100,000	Riserva Clo Ltd. Series 2016-3A XRR(a),(b)	TSFR3M + 1.062%	6.3600	01/18/34	99,944
3,000,000	Venture 41 Clo Ltd. Series 41A C(a),(b)	TSFR3M + 2.862%	8.1790	01/20/34	3,020,292
2,000,000	Venture XVII CLO Ltd. Series 2014-17A DRR(a),(b)	TSFR3M + 3.082%	8.3960	04/15/27	2,002,888
1,390,000	Wellfleet CLO 2016-1 Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 3.162%	8.4790	04/20/28	1,390,346
500,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	8.7290	07/20/34	458,786
1,500,000	Wind River CLO Ltd. Series 2021-1A C(a),(b)	TSFR3M + 2.212%	7.5290	04/20/34	1,458,888
					116,617,743
	RESIDENTIAL MORTGAGE — 0.1%
87,426	Towd Point Mortgage Trust 2017-5 Series 2017-5 A1(a),(b)	TSFR1M + 0.714%	6.0440	02/25/57	88,879
199,155	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(c)		2.7500	10/25/57	192,573
					281,452
	TOTAL ASSET BACKED SECURITIES (Cost $180,987,590)				182,639,108

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.4%
	AUTOMOTIVE — 1.3%
975,000	Adient Global Holdings Ltd.(a)		4.8750	08/15/26	951,488
250,000	Dana, Inc.		5.3750	11/15/27	244,901
3,700,000	Volkswagen Group of America Finance, LLC(a)		5.9000	09/12/33	3,813,591

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.4% (Continued) AUTOMOTIVE – 1.3% (Continued)
					$ 5,009,980
	BANKING — 1.6%
3,995,000	Bank of America Corporation Series FF(c)	TSFR3M + 3.193%	5.8750	Perpetual	3,941,551
2,400,000	JPMorgan Chase & Company(c)	TSFR3M + 3.562%	8.8680	Perpetual	2,401,492
					6,343,043
	BIOTECHNOLOGY & PHARMACEUTICALS — 0.1%
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	333,410

	CABLE & SATELLITE — 1.0%
3,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	2,856,210
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	931,899
					3,788,109
	CHEMICALS — 0.8%
770,000	HB Fuller Company		4.2500	10/15/28	714,346
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,418,642
					3,132,988
	COMMERCIAL SUPPORT SERVICES — 1.2%
2,000,000	AMN Healthcare, Inc.(a)		4.6250	10/01/27	1,901,320
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,808,044
					4,709,364
	CONSTRUCTION MATERIALS — 0.9%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,487,717

	CONSUMER SERVICES — 1.0%
3,885,000	Service Corp International		5.1250	06/01/29	3,790,372

	CONTAINERS & PACKAGING — 1.3%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,288,683
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,039,974
					5,328,657
	ELECTRIC UTILITIES — 0.8%
2,940,000	National Rural Utilities Cooperative Finance(c)	H15T5Y + 3.533%	7.1250	09/15/53	3,058,862

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.4% (Continued)
	ENGINEERING & CONSTRUCTION — 1.9%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	$ 1,988,480
6,000,000	MasTec, Inc.(a)		4.5000	08/15/28	5,714,008
					7,702,488
	FOOD — 1.0%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	3,949,939

	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
3,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	3,159,717

	GAS & WATER UTILITIES — 0.7%
2,700,000	AmeriGas Partners, L.P. / AmeriGas Finance(a)		9.3750	06/01/28	2,797,521

	HEALTH CARE FACILITIES & SERVICES — 0.6%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,352,037

	HOME CONSTRUCTION — 0.4%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	1,749,584

	HOUSEHOLD PRODUCTS — 1.0%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,788,137

	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
3,485,000	Goldman Sachs Group, Inc. (The) Series P(c)	TSFR3M + 3.136%	8.4370	Perpetual	3,486,235
6,045,000	Morgan Stanley(c)	SOFRRATE + 1.880%	5.4240	07/21/34	6,071,465
					9,557,700
	LEISURE FACILITIES & SERVICES — 0.8%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	3,301,340

	MACHINERY — 0.9%
4,000,000	ATS Corporation(a)		4.1250	12/15/28	3,671,081

	METALS & MINING — 1.6%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,579,567
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,801,253

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.4% (Continued) METALS & MINING — 1.6% (Continued)
					$ 6,380,820
	OIL & GAS PRODUCERS — 6.8%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,644,341
2,000,000	Chord Energy Corporation(a)		6.3750	06/01/26	2,009,634
2,000,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	2,148,986
3,000,000	EQT Corporation		5.7500	02/01/34	2,990,130
3,250,000	Hess Midstream Operations, L.P.(a)		5.6250	02/15/26	3,222,541
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,211,836
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	711,470
4,200,000	Plains All American Pipeline, L.P. Series B(c)	TSFR3M + 4.372%	9.6790	Perpetual	4,194,135
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation		6.0000	04/15/27	2,815,737
2,909,000	Targa Resources Partners, L.P. / Targa Resources		5.0000	01/15/28	2,862,804
					26,811,614
	PUBLISHING & BROADCASTING — 0.8%
1,500,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	1,440,788
2,000,000	TEGNA, Inc.		5.0000	09/15/29	1,795,008
					3,235,796
	REAL ESTATE INVESTMENT TRUSTS — 1.2%
3,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		6.0000	04/15/25	2,990,328
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,936,841
					4,927,169
	RETAIL - DISCRETIONARY — 1.3%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,334,692
945,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	871,323
1,000,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,006,011
2,120,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	2,147,632
					5,359,658
	SEMICONDUCTORS — 1.6%
2,180,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	2,192,596
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	1,909,289
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,982,329
					6,084,214
	SOFTWARE — 0.1%
500,000	Gen Digital, Inc.(a)		6.7500	09/30/27	507,626

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.4% (Continued)
	SPECIALTY FINANCE — 0.7%
3,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	$ 2,828,336

	TECHNOLOGY SERVICES — 0.8%
3,500,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	3,283,327

	TRANSPORTATION EQUIPMENT — 1.0%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,928,792
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	1,981,871
					3,910,663
	TOTAL CORPORATE BONDS (Cost $148,204,060)				144,341,269

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 6.2%
	BIOTECHNOLOGY & PHARMACEUTICALS — 0.7%
2,636,992	Organon & Company(b)	SOFR1M + 3.000%	8.4500	06/02/28	2,644,416
5,934	Prestige Brands, Inc.(b)	SOFR1M + 2.000%	7.4500	07/01/28	5,970
					2,650,386
	CHEMICALS — 0.9%
3,477,500	HB Fuller Company(b)	SOFR1M + 2.000%	7.3200	02/15/30	3,489,671

	CONSTRUCTION MATERIALS — 0.7%
2,908,861	Quikrete Holdings, Inc.(b)	SOFR1M + 2.625%	8.0700	01/31/27	2,914,330

	LEISURE FACILITIES & SERVICES — 0.7%
2,932,331	Hilton Grand Vacations Borrower, LLC(b)	SOFR1M + 3.000%	8.4500	08/02/28	2,932,331

	LEISURE PRODUCTS — 1.0%
2,917,500	Hayward Industries, Inc.(b)	SOFR1M + 2.750%	8.2000	05/28/28	2,926,005
987,500	Hayward Industries, Inc.(b)	SOFR1M + 3.250%	8.6800	05/28/28	989,356
					3,915,361
	MEDICAL EQUIPMENT & DEVICES — 0.3%
1,119,889	Avantor Funding, Inc.(b)	SOFR1M + 2.250%	7.6800	11/06/27	1,125,488

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 6.2% (Continued)
	PUBLISHING & BROADCASTING — 0.4%
1,549,070	Nexstar Broadcasting, Inc.(b)	SOFR1M + 2.500%	7.9500	09/19/26	$ 1,551,324

	SOFTWARE — 1.0%
3,844,322	Open Text Corporation(b)	SOFR1M + 1.750%	7.1800	05/30/25	3,853,933

	TECHNOLOGY HARDWARE — 0.5%
1,995,000	Ciena Corporation(b)	SOFR1M + 2.000%	9.5000	10/24/30	2,001,863

	TOTAL TERM LOANS (Cost $24,335,372)				24,434,686

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 7.6%
32,000,000	United States Treasury Note (Cost $30,372,326)		3.5000	2/15/33	30,337,500

	TOTAL INVESTMENTS - 98.0% (Cost $392,980,304)				$ 388,893,778
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%				7,868,694
	NET ASSETS - 100.0%				$ 396,762,472

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR1M	CME Term SOFR. (Secured Overnight Financing Rate) 1 Month
SOFR3M	CME Term SOFR. (Secured Overnight Financing Rate) 3 Month
SOFRRATE	CME Term SOFR. (Secured Overnight Financing Rate)
US0001M	ICE LIBOR USD 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is 252,026,085 or 63.5% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2024.